Loans receivable, net (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2022 HKD ($) loan	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2022 HKD ($)	Jan. 31, 2020	Apr. 18, 2018
Debt Instrument, Interest Rate, Stated Percentage			5.00%			8.00%	2.50%
Provision charge	$ 1,386			$ 1,980
Reversal	973
Loans to unrelated parties	13,860	$ 108,120,000
Accrued interest on loans					$ 28,613
Provision for loan losses	2,072		$ 3,558
Write-offs on loan and allowance for loan and lease losses	513
Financing Receivables, Equal to Greater than 365 Days Past Due
Loans receivable	1,154
Financing Receivables, 180 to 365 Days Past Due
Loans receivable			423
Provisions for doubtful accounts	$ 1,153		$ 8
Personal Loans
Number of loans | loan	14	14	18
Provisions for doubtful accounts	$ 1		$ 450
Corporate Loans
Number of loans | loan	4	4	3
Provisions for doubtful accounts	$ 1		$ 1,428
Loan agreement
Accrued interest on loans	$ 13,860				$ 108,120,000
Minimum
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%		5.00%
Maximum
Debt Instrument, Interest Rate, Stated Percentage	42.00%		54.00%		42.00%